First Quarter Report
November 30, 2022 (Unaudited)
Columbia Integrated Large Cap Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Integrated Large Cap Value Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 8.1%
Entertainment 1.7%
Electronic Arts, Inc.	40,827	5,339,355
Interactive Media & Services 4.2%
Alphabet, Inc., Class C(a)	65,566	6,651,670
Meta Platforms, Inc., Class A(a)	42,780	5,052,318
Pinterest, Inc., Class A(a)	72,840	1,851,593
Total		13,555,581
Media 2.2%
Charter Communications, Inc., Class A(a)	4,935	1,931,016
Comcast Corp., Class A	85,707	3,140,305
Fox Corp., Class A	61,680	2,001,516
Total		7,072,837
Total Communication Services		25,967,773
Consumer Discretionary 6.1%
Hotels, Restaurants & Leisure 1.3%
Expedia Group, Inc.(a)	37,480	4,004,363
Leisure Products 0.6%
Hasbro, Inc.	30,595	1,921,978
Specialty Retail 3.5%
AutoZone, Inc.(a)	2,672	6,891,088
Lowe’s Companies, Inc.	20,676	4,394,684
Total		11,285,772
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.(a)	40,755	2,337,299
Total Consumer Discretionary		19,549,412
Consumer Staples 7.5%
Beverages 1.8%
PepsiCo, Inc.	30,697	5,694,600
Food & Staples Retailing 2.5%
Walmart, Inc.	52,567	8,012,262
Food Products 0.9%
Hershey Co. (The)	12,544	2,949,973
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.3%
Procter & Gamble Co. (The)	49,878	7,439,803
Total Consumer Staples		24,096,638
Energy 7.3%
Oil, Gas & Consumable Fuels 7.3%
APA Corp.	37,141	1,740,056
Diamondback Energy, Inc.	29,168	4,317,447
EOG Resources, Inc.	43,576	6,184,742
Exxon Mobil Corp.	101,132	11,260,037
Total		23,502,282
Total Energy		23,502,282
Financials 18.0%
Banks 10.2%
Bank of America Corp.	111,617	4,224,704
Citigroup, Inc.	59,397	2,875,409
KeyCorp	257,652	4,846,434
Regions Financial Corp.	248,822	5,775,159
U.S. Bancorp	92,898	4,216,640
Wells Fargo & Co.	179,275	8,596,236
Zions Bancorp	43,065	2,231,628
Total		32,766,210
Capital Markets 2.6%
Morgan Stanley	34,840	3,242,559
State Street Corp.	65,705	5,234,717
Total		8,477,276
Consumer Finance 2.0%
American Express Co.	27,334	4,307,565
Capital One Financial Corp.	21,689	2,239,172
Total		6,546,737
Insurance 3.2%
Arch Capital Group Ltd.(a)	45,476	2,724,467
Chubb Ltd.	8,002	1,757,159
Everest Re Group Ltd.	17,411	5,883,874
Total		10,365,500
Total Financials		58,155,723
2	Columbia Integrated Large Cap Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Integrated Large Cap Value Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 19.2%
Biotechnology 5.0%
Exelixis, Inc.(a)	115,536	1,973,355
Horizon Therapeutics PLC(a)	56,689	5,685,340
Neurocrine Biosciences, Inc.(a)	25,747	3,271,414
Vertex Pharmaceuticals, Inc.(a)	16,105	5,095,622
Total		16,025,731
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	79,736	4,507,476
Hologic, Inc.(a)	47,486	3,616,534
Total		8,124,010
Health Care Providers & Services 5.4%
CVS Health Corp.	72,306	7,366,535
DaVita, Inc.(a)	42,405	3,126,521
Elevance Health, Inc.	13,056	6,957,803
Total		17,450,859
Life Sciences Tools & Services 0.9%
Avantor, Inc.(a)	66,847	1,489,351
IQVIA Holdings, Inc.(a)	6,945	1,514,149
Total		3,003,500
Pharmaceuticals 5.4%
Johnson & Johnson	45,820	8,155,960
Merck & Co., Inc.	83,079	9,148,659
Total		17,304,619
Total Health Care		61,908,719
Industrials 10.6%
Aerospace & Defense 1.0%
Northrop Grumman Corp.	6,021	3,210,939
Airlines 0.4%
Alaska Air Group, Inc.(a)	27,205	1,290,605
Building Products 1.5%
Fortune Brands Home & Security, Inc.	25,045	1,636,440
Owens Corning	36,759	3,265,670
Total		4,902,110
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.5%
Clean Harbors, Inc.(a)	29,922	3,590,640
Waste Management, Inc.	26,750	4,486,510
Total		8,077,150
Construction & Engineering 1.2%
MasTec, Inc.(a)	41,048	3,728,390
Electrical Equipment 0.7%
Sensata Technologies Holding	48,422	2,183,832
Machinery 0.9%
Oshkosh Corp.	30,611	2,818,355
Professional Services 1.5%
Booz Allen Hamilton Holding Corp.	25,512	2,714,477
CACI International, Inc., Class A(a)	6,971	2,177,043
Total		4,891,520
Trading Companies & Distributors 0.9%
W.W. Grainger, Inc.	5,013	3,023,140
Total Industrials		34,126,041
Information Technology 8.7%
Communications Equipment 2.0%
F5, Inc.(a)	18,554	2,868,634
Motorola Solutions, Inc.	12,481	3,397,328
Total		6,265,962
IT Services 3.6%
Akamai Technologies, Inc.(a)	34,502	3,272,860
Fidelity National Information Services, Inc.	45,334	3,290,342
FleetCor Technologies, Inc.(a)	13,287	2,606,909
PayPal Holdings, Inc.(a)	30,153	2,364,297
Total		11,534,408
Semiconductors & Semiconductor Equipment 0.9%
Micron Technology, Inc.	50,602	2,917,205
Software 2.2%
Dropbox, Inc., Class A(a)	128,905	3,037,002
Salesforce, Inc.(a)	26,019	4,169,544
Total		7,206,546
Total Information Technology		27,924,121

Columbia Integrated Large Cap Value Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Integrated Large Cap Value Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.9%
Chemicals 1.7%
Axalta Coating Systems Ltd.(a)	122,769	3,295,120
Dow, Inc.	43,102	2,196,909
Total		5,492,029
Containers & Packaging 1.2%
Sealed Air Corp.	74,656	3,973,939
Total Materials		9,465,968
Real Estate 5.5%
Equity Real Estate Investment Trusts (REITS) 4.9%
Brixmor Property Group, Inc.	163,320	3,785,758
Camden Property Trust	33,630	4,046,698
Gaming and Leisure Properties, Inc.	49,337	2,595,620
Public Storage	18,014	5,367,451
Total		15,795,527
Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A(a)	25,957	2,066,177
Total Real Estate		17,861,704
Utilities 4.5%
Electric Utilities 1.7%
PPL Corp.	180,183	5,319,002
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 1.9%
AES Corp. (The)	211,057	6,103,768
Multi-Utilities 0.9%
Dominion Energy, Inc.	48,425	2,959,252
Total Utilities		14,382,022
Total Common Stocks (Cost $259,502,106)		316,940,403

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(b),(c)	1,910,470	1,909,706
Total Money Market Funds (Cost $1,909,513)		1,909,706
Total Investments in Securities (Cost: $261,411,619)		318,850,109
Other Assets & Liabilities, Net		3,271,701
Net Assets		322,121,810

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	3,583,115	21,383,786	(23,057,379)	184	1,909,706	53	20,835	1,910,470
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Integrated Large Cap Value Fund | First Quarter Report 2022

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